S000055816 [Member] Expense Example - U.S. Quality ESG Fund	Mar. 31, 2026 USD ($)
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 50
Expense Example, with Redemption, 3 Years	168
Expense Example, with Redemption, 5 Years	297
Expense Example, with Redemption, 10 Years	672
Class K
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	40
Expense Example, with Redemption, 3 Years	136
Expense Example, with Redemption, 5 Years	241
Expense Example, with Redemption, 10 Years	$ 550